Business Combination - Summary of Consummation of the Business Combination (Parenthetical) (Detail) - Rigetti Computing, Inc [Member]	Mar. 31, 2022 shares
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Shares outstanding	113,810,285
Common stock shares exchange ratio	0.787
Series C Redeemable Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Conversion from temporary equity to permanent equity exchange ratio	1
Series C One Redeemable Convertible Preferred Stock [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Conversion from temporary equity to permanent equity exchange ratio	8
Promote Sponsor Vesting Shares [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Shares outstanding	2,479,000
Sponsor Redemption Based Vesting Shares [Member]
Disclosure In Tabular Form Of Reconciliation Of Common Stock Shares Issued Following Business Combination [Line Items]
Shares outstanding	580,273